Note 7 - Long-term Bank Loans (Details Textual)											1 Months Ended	12 Months Ended
	May 01, 2023 USD ($)	Sep. 30, 2022 USD ($)	Oct. 06, 2021 USD ($)	Sep. 30, 2021 USD ($)	Aug. 12, 2021 USD ($)	Feb. 24, 2021 USD ($)	Feb. 22, 2021 USD ($)	Jan. 29, 2021 USD ($)	Jan. 27, 2021 USD ($)	Apr. 27, 2018 USD ($)	Oct. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Long-term Debt, Total												$ 81,855,000
Interest Expense, Total												3,622,458	$ 2,040,694	$ 2,191,294
Imputed Interest												0	0	$ 0
Restricted Cash [Member]
Cash Deposits												$ 3,080,863	$ 2,679,940
Piraeus Bank S.A. [Member]
Debt Instrument, Covenant, Security Cover Ratio					125.00%
Payments of Debt Issuance Costs					$ 72,000
Proceeds from Issuance of Debt					$ 8,000,000
Chailease International Financial Services [Member]
Proceeds from Issuance of Debt			$ 9,000,000
London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Piraeus Bank S.A. [Member]
Debt Instrument, Basis Spread on Variable Rate					2.70%
London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023) | Chailease International Financial Services [Member]
Debt Instrument, Basis Spread on Variable Rate			3.50%
Debt Instrument, Redemption, Period One [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total					$ 750,000
Debt Instrument, Redemption, Period One [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total			$ 300,000
Debt Instrument, Redemption, Period Two [Member] | Piraeus Bank S.A. [Member]
Debt Instrument, Periodic Payment, Total					250,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid					$ 3,000,000
Debt Instrument, Redemption, Period Two [Member] | Chailease International Financial Services [Member]
Debt Instrument, Periodic Payment, Total			200,000
Kamsarmax One Shipping Ltd. and Ultra One Shipping Ltd. [Member]
Long-term Debt, Total									$ 22,482,000
Eirini Shipping Ltd [Member]
Long-term Debt, Total							$ 3,300,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member]
Debt Instrument, Face Amount				$ 22,000,000
Debt Instrument, Covenant, Security Cover Ratio				125.00%
Payments of Debt Issuance Costs				$ 176,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate				2.75%
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total				$ 1,100,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total				600,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				2,400,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument, Periodic Payment, Total				200,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument, Periodic Payment, Total				150,000
Refinance M/V Starlight and Acquire M/V Good Heart [Member] | Debt Instrument, Redemption, Period Five [Member]
Debt Instrument, Periodic Payment, Total				100,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid				8,500,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member]
Proceeds from Issuance of Long-term Debt, Total										$ 18,400,000
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Construction Cost										70.00%
Term Loan Facility Maximum Borrowing Capacity as a Percentage of Vessel Market Value Upon Delivery										70.00%
Debt Instrument, Number of Periodic Payments										20
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid										$ 11,300,000
Debt Instrument, Asset Coverage Ratio										130.00%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate										2.80%
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Number of Periodic Payments										8
Debt Instrument, Periodic Payment, Total										$ 400,000
HSBC Bank PLC [Member] | Finance Construction of M/V Ekaterini [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Number of Periodic Payments										12
Debt Instrument, Periodic Payment, Total										$ 325,000
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total								$ 12,885,000	13,815,000
Debt Instrument, Periodic Payment, Total									500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid									14,700,000
Debt Instrument, Face Amount									$ 26,700,000
Debt Instrument, Covenant, Security Cover Ratio									120.00%
Payments of Debt Issuance Costs									$ 300,000
Eurobank S.A. [Member] | Refinance Indebtedness of M/V "Xenia" and M/V "Alexandros P." and for Working Capital [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate									2.75%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member]
Proceeds from Issuance of Long-term Debt, Total						$ 5,000,000
Debt Instrument, Periodic Payment, Total							210,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid							800,000
Debt Instrument, Face Amount							5,000,000
Payments of Debt Issuance Costs							$ 100,000
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | Minimum [Member]
Debt Instrument, Asset Coverage Ratio													120.00%
Sinopac Capital International (HK) Limited [Member] | Refinance Indebtedness of M/V "Eirini" and for Working Capital [Member] | London Interbank Offered Rate (LIBOR) [Member] (Deprecated 2023)
Debt Instrument, Basis Spread on Variable Rate							3.60%
NBG [Member]
Repayments of Debt				$ 8,700,000
Chailease International Financial Services [Member]
Payments of Debt Issuance Costs			$ 112,500
Repayments of Debt											$ 2,850,000
Debt Instrument, Periodic Payment, Principal											$ 150,000
Debt Instrument, Number of Consecutive Monthly Installments											18
Chailease International Financial Services [Member] | Forecast [Member]
Debt Instrument, Periodic Payment, Total	$ 100,000
Piraeus Bank S.A. [Member]
Debt Instrument, Covenant, Security Cover Ratio		125.00%
Payments of Debt Issuance Costs		$ 150,000
Proceeds from Issuance of Debt		$ 20,000,000
Debt Instrument, Number of Consecutive Quarterly Installments		20
Piraeus Bank S.A. [Member] | Secured Overnight Financing Rate (SOFR) [Member]
Debt Instrument, Basis Spread on Variable Rate		2.25%
Piraeus Bank S.A. [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument, Periodic Payment, Total		$ 975,000
Piraeus Bank S.A. [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument, Periodic Payment, Total		525,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		$ 7,700,000